Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management objectives and policies
Summary of Interest Rate Sensitivity

Effect
USD
31 December 2025
+/- 100 basis point increase	15,455
31 December 2024
+/- 100 basis point increase	894
31 December 2023
+/- 100 basis point increase	12,935

Summary of Exchange Rates Applied During Period in Respect of Currencies

	Spot rate		Average rate
	As of 31 December		As of 31 December
	2025	2024	2025	2024
EGP	47.52	50.77	49.24	43.94
KES	128.87	129.22	129.30	134.14
EUR	0.85	0.96	0.89	1.08
MYR	4.05	4.47	4.28	4.61
ARS	1,480	1,030.05	1,244.17	1,014.90

Summary of sensitivity analysis of strengthening weakening of the currency against USD currency would impact on financial instruments

	As of 31 December
	2025	2024	2023
	USD	USD	USD
EGP to USD	52,472	191,279	232,797
KES to USD	47,968	52,186	43,250
EUR to USD	223,646	227,204	241,043
MYR to USD	1,204	1,269	1,235
ARS to USD	49,418	65,688	101,488
Pre-tax impact	374,709	537,626	619,813

Summary of exposure to credit risk

	As of 31 December
	2025	2024
	USD	USD
Trade and other receivables	6,256,738	4,009,282
Cash and cash equivalents	4,414,456	4,958,983
	10,671,194	8,968,265

Summary of expected credit losses

(i)	Expected credit losses on trade receivables

As of 31 December 2025

Days outstanding	Current	0 – 30	31 – 60	61 – 90	90+	Total
Exposure at default	1,860,201	845,413	167,551	70,491	936,198	3,879,853
Loss rate	0.17%	0.51%	7.01%	17.15%	54.43%	13.94%
Expected credit losses	3,097	4,285	11,753	12,089	509,591	540,814

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	1,514,964	265,026	217,930	104,129	20,471	8,878	40,878	442,669	2,614,945
Loss rate	6%	11%	15%	18%	44%	48%	52%	100%	25%
Expected credit losses	94,851	29,454	32,637	18,959	9,061	4,278	21,062	442,669	652,971

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
-	Payment terms are typically 30-60 days.
-	Following the portfolio optimization plans (Note 30), there has been significant focus on improving liquidity through collections from corporate accounts with high outstanding receivables.
(ii)	Expected credit losses on customer wallet receivables

As of 31 December 2025

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151+	Total
Exposure at default	20,362	22,895	24,448	31,877	57,430	58,837	1,845,299	2,061,148
Loss rate	2.02%	2.03%	6.07%	10.13%	14.18%	18.22%	83.65%	76.08%
Expected credit losses	412	464	1,485	3,228	8,141	10,723	1,543,677	1,568,130

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	151,646	173,664	177,214	173,287	196,888	177,555	58,949	476,442	1,585,645
Loss rate	9%	18%	27%	36%	45%	59%	77%	98%	54%
Expected credit losses	13,648	31,259	47,848	62,383	88,600	103,870	45,096	468,911	861,615

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.

Disclosure of maturity analysis for financial assets held for managing liquidity risk [text block]

		Between one
	Maturity up	and two	More than
	to one year	years	two years	Total
	USD	USD	USD	USD
31 December 2025
Accounts payable, accruals and other payables	8,710,335	16,867	—	8,727,202
Lease liabilities	479,240	186,839	815,894	1,481,973
Deferred purchase price	694,134	—	—	694,134
Other tax liabilities	1,640,682	—	—	1,640,682
Derivatives warrant liabilities	—	—	400,806	400,806
	11,524,391	203,706	1,216,700	12,944,797

31 December 2024
Accounts payable, accruals and other payables	9,345,716	30,850	—	9,376,566
Lease liabilities	606,881	440,183	—	1,047,064
Deferred purchase price	1,148,013	—	—	1,148,013
Other tax liabilities	836,117	—	—	836,117
Derivatives warrant liabilities	—	—	669,156	669,156
	11,936,727	471,033	669,156	13,076,916